MORTGAGE PAYABLE (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Mortgage Payable Abstract
Mortgage outstanding	$ 766,531	$ 657,633
Interest expense related to mortgage	$ 88,667	$ 3,002